Delaware Life

Variable Account E

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements:

Statement of Assets and Liabilities	3-4

Statement of Operations	5-7

Statements of Changes in Net Assets	8-11

Notes to the Financial Statements	12-18

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account E:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account E (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Total Assets	Net Assets
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	629,556	$629,556	$629,556	$629,556	$629,556
MFS VIT Total Return Series Initial Class Sub-Account (M07)	236,046	5,458,621	5,506,960	5,506,960	5,506,960
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	215,819	11,911,813	13,126,123	13,126,123	13,126,123
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	2,605	28,186	22,923	22,923	22,923
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	51,114	630,267	553,050	553,050	553,050
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	206,993	1,105,530	1,053,594	1,053,594	1,053,594
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	1,025,107	21,654,034	23,116,166	23,116,166	23,116,166

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Net Assets
MD8	29,084	$629,556
M07	254,404	5,506,960
MB6	38,394	13,126,123
MC4	760	22,923
M96	13,009	553,050
MA6	12,406	1,053,594
MD6	345,925	23,116,166

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD8	M07	MB6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$23,958	$155,396	$142,758
Expenses:
Mortality and expense risk charges	(3,790)	(33,620)	(80,952)
Administrative expense and distribution charges and other	(1,266)	(11,229)	(27,037)

Net investment income (loss)	18,902	110,547	34,769

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	27,896	491,014
Realized gain distributions	—	414,368	2,453,825

Net realized gains (losses)	—	442,264	2,944,839

Net change in unrealized appreciation (depreciation)	—	666	(1,016,776)

Net realized and change in unrealized gains (losses)	—	442,930	1,928,063

Net increase (decrease) from operations	$18,902	$553,477	$1,962,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC4	M96	MA6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$408	$23,608	$73,497
Expenses:
Mortality and expense risk charges	(136)	(3,270)	(6,371)
Administrative expense and distribution charges and other	(46)	(1,092)	(2,128)

Net investment income (loss)	226	19,246	64,998

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(82)	(4,443)	(10,027)
Realized gain distributions	—	—	—

Net realized gains (losses)	(82)	(4,443)	(10,027)

Net change in unrealized appreciation (depreciation)	1,095	17,691	25,311

Net realized and change in unrealized gains (losses)	1,013	13,248	15,284

Net increase (decrease) from operations	$1,239	$32,494	$80,282

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

MD6
Sub-Account
Income:
Dividend income	$62,598
Expenses:
Mortality and expense risk charges	(136,652)
Administrative expense and distribution charges and other	(45,641)

Net investment income (loss)	(119,695)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	572,537
Realized gain distributions	3,299,786

Net realized gains (losses)	3,872,323

Net change in unrealized appreciation (depreciation)	(1,737,657)

Net realized and change in unrealized gains (losses)	2,134,666

Net increase (decrease) from operations	$2,014,971

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD8 Sub-Account		M07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$18,902	$24,974	$110,547	$92,344
Net realized gains (losses)	—	—	442,264	300,759
Net change in unrealized appreciation (depreciation)	—	—	666	(23,779)

Net increase (decrease) from operations	18,902	24,974	553,477	369,324

Contract Owner Transactions:
Transfers between Sub-Accounts (including the Fixed Account), net	(353)	63	(3,573)	(390)
Contract Loans	—	(3,496)	—	(143)
Withdrawals and surrenders	(7,872)	(19,130)	(589,029)	2
Charges for life insurance protection	(13,528)	(12,703)	(33,083)	(32,169)
Death benefits	—	(895)	—	(477,039)

Net increase (decrease) from contract owner transactions	(21,753)	(36,161)	(625,685)	(509,739)

Total increase (decrease) in net assets	(2,851)	(11,187)	(72,208)	(140,415)
Net assets at beginning of year	632,407	643,594	5,579,168	5,719,583

Net assets at end of year	$629,556	$632,407	$5,506,960	$5,579,168

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB6 Sub-Account		MC4 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$34,769	$26,391	$226	$(179)
Net realized gains (losses)	2,944,839	1,205,325	(82)	(88)
Net change in unrealized appreciation (depreciation)	(1,016,776)	1,478,864	1,095	(959)

Net increase (decrease) from operations	1,962,832	2,710,580	1,239	(1,226)

Contract Owner Transactions:
Transfers between Sub-Accounts (including the Fixed Account), net	(24,693)	(1,268)	1	—
Contract Loans	—	(24,356)	—	—
Withdrawals and surrenders	(1,997,882)	(898,424)	1	—
Charges for life insurance protection	(57,605)	(56,253)	(154)	(147)
Death benefits	—	(169,705)	—	—

Net increase (decrease) from contract owner transactions	(2,080,180)	(1,150,006)	(152)	(147)

Total increase (decrease) in net assets	(117,348)	1,560,574	1,087	(1,373)
Net assets at beginning of year	13,243,471	11,682,897	21,836	23,209

Net assets at end of year	$13,126,123	$13,243,471	$22,923	$21,836

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M96 Sub-Account		MA6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$19,246	$16,249	$64,998	$55,591
Net realized gains (losses)	(4,443)	(18,039)	(10,027)	(3,832)
Net change in unrealized appreciation (depreciation)	17,691	1,247	25,311	9,057

Net increase (decrease) from operations	32,494	(543)	80,282	60,816

Contract Owner Transactions:
Transfers between Sub-Accounts (including the Fixed Account), net	(301)	41	(448)	1
Contract Loans	—	(1,065)	—	(415)
Withdrawals and surrenders	(5,991)	(32,056)	(69,816)	(4,568)
Charges for life insurance protection	(15,103)	(15,754)	(12,216)	(11,463)
Death benefits	—	(29,989)	—	(995)

Net increase (decrease) from contract owner transactions	(21,395)	(78,823)	(82,480)	(17,440)

Total increase (decrease) in net assets	11,099	(79,366)	(2,198)	43,376
Net assets at beginning of year	541,951	621,317	1,055,792	1,012,416

Net assets at end of year	$553,050	$541,951	$1,053,594	$1,055,792

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD6 Sub-Account
	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(119,695)	$(99,603)
Net realized gains (losses)	3,872,323	2,972,060
Net change in unrealized appreciation (depreciation)	(1,737,657)	280,126

Net increase (decrease) from operations	2,014,971	3,152,583

Contract Owner Transactions:
Transfers between Sub-Accounts (including the Fixed Account), net	243,896	(2,700)
Contract Loans	—	(212,100)
Withdrawals and surrenders	(1,653,293)	(747,102)
Charges for life insurance protection	(140,905)	(128,917)
Death benefits	—	(866,322)

Net increase (decrease) from contract owner transactions	(1,550,302)	(1,957,141)

Total increase (decrease) in net assets	464,669	1,195,442
Net assets at beginning of year	22,651,497	21,456,055

Net assets at end of year	$23,116,166	$22,651,497

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account E (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on December 3, 1985 as a funding vehicle for the single premium variable life insurance contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes, were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals and Surrender

The contract owner may surrender the contract and receive the contract cash surrender value at any time while the insured is living and the contract is in force. The cash surrender value will vary in accordance with investment performance of the Sub-Accounts and is equal to the contact account value less any contract loan and any applicable surrender charge. Partial surrenders are not permitted.

Death Benefits

The amount of death benefit is equal to the greater of the guaranteed insurance amount or the adjusted insurance amount. The guaranteed insurance amount is based on the amount of the premium payment and the age of the insured on the contract date plus any age rating using the 1980 Commissioners’ Standard Ordinary Mortality Table C and an assumed interest rate of six percent. The adjusted insurance amount is a stated multiple of the contract’s account value. The multiple is based on the insured’s age (excluding any age rating) at the beginning of the contract year. Representative multiples are between 2.50 and 1.00 based on the corresponding insured age of 0 to 95. The amount of death benefit is determined as of the end of the valuation period during which the death of the insured occurs.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of income and expenses during the period. The most significant estimate is the fair value measurement of investments. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the Variable Account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. At December 31, 2025, the deduction is at an effective annual rate of 0.60%. The Mortality and expense risk charges are reported in the Statement of Operations.

Administration charges

An account administration fee is deducted from the Variable Account to reimburse the Sponsor for certain administrative expenses. The administrative charge is deducted daily at an effective annual rate of 0.20% based on the value of the contract. These charges are reported in the Statement of Operations.

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner’s standard ordinary smoker and non-smoker mortality rates. These charges are reported in the Statements of Changes in Net Assets.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
MD8	$23,962	$26,813
MB6	2,621,535	2,213,121
MC4	408	334
M96	23,608	25,757
MA6	73,497	90,979
MD6	3,651,437	2,021,648
M07	569,765	670,535

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MD8	—	1,018	(1,018)
M07	8,440	38,273	(29,833)
MB6	297	6,519	(6,222)
MC4	—	5	(5)
M96	—	521	(521)
MA6	—	993	(993)
MD6	4,554	28,200	(23,646)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MD8	—	1,764	(1,764)
M07	—	27,247	(27,247)
MB6	2,619	7,007	(4,388)
MC4	—	5	(5)
M96	—	1,977	(1,977)
MA6	—	230	(230)
MD6	1,530	35,733	(34,203)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9. SEGMENT REPORTING

The Variable Account derives revenues from certain variable life insurance products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable life insurance products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,			For the years ended December 31,
	Units	Unit Value[4]	Net Assets	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
MD8
2025	29,084	$21.6461	$629,556	3.78%	0.80%	3.03%
2024	30,102	21.0088	632,407	4.73	0.80	4.01
2023	31,866	20.1980	643,594	4.48	0.80	3.76
2022	32,322	19.4654	629,139	1.28	0.80	0.37
2021	22,249	19.3935	431,490	—	0.80	(0.79)
M07
2025	254,404	21.6465	5,506,960	2.76	0.80	10.28
2024	284,237	19.6286	5,579,168	2.45	0.80	6.89
2023	311,484	18.3632	5,719,583	2.05	0.80	9.57
2022	326,369	16.7596	5,469,699	1.72	0.80	(10.30)
2021	337,290	18.6840	6,301,929	1.68	0.80	13.21
MB6
2025	38,394	341.8805	13,126,123	1.05	0.80	15.18
2024	44,616	296.8297	13,243,471	1.01	0.80	24.50
2023	49,004	238.4184	11,682,897	1.41	0.80	27.51
2022	50,782	186.9835	9,495,233	1.13	0.80	(16.67)
2021	59,350	224.3919	13,317,611	1.14	0.80	28.50
MC4
2025	760	30.1654	22,923	1.80	0.80	5.69
2024	765	28.5402	21,836	—	0.80	(5.30)
2023	770	30.1386	23,209	—	0.80	1.51
2022	1,182	29.6898	35,095	1.55	0.80	(17.89)
2021	1,444	36.1584	52,215	2.45	0.80	(8.16)
M96
2025	13,009	42.5144	553,050	4.32	0.80	6.14
2024	13,530	40.0550	541,951	3.55	0.80	(0.03)
2023	15,507	40.0674	621,317	1.46	0.80	3.32
2022	18,036	38.7799	699,414	2.05	0.80	(12.95)
2021	22,695	44.5504	1,011,071	2.13	0.80	(2.67)
MA6
2025	12,406	84.9263	1,053,594	6.90	0.80	7.78
2024	13,399	78.7944	1,055,792	6.19	0.80	6.07
2023	13,629	74.2850	1,012,416	5.14	0.80	11.52
2022	17,615	66.6131	1,173,363	5.13	0.80	(11.22)
2021	27,904	75.0354	2,093,811	4.95	0.80	2.66

DELAWARE LIFE VARIABLE ACCOUNT E

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4]	Net Assets	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
MD6
2025	345,925	$66.8241	$23,116,166	0.27%	0.80%	9.03%
2024	369,571	61.2913	22,651,497	0.35	0.80	15.34
2023	403,774	53.1411	21,456,055	0.29	0.80	23.02
2022	434,157	43.1956	18,753,272	0.10	0.80	(19.90)
2021	467,678	53.9264	25,220,181	0.25	0.80	24.97

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[4]	These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.